EQUITY (Detail Textuals)			1 Months Ended					6 Months Ended	12 Months Ended
	Mar. 15, 2018 Warrant	Jan. 02, 2018 USD ($) shares	Apr. 16, 2018 USD ($) $ / shares	Mar. 16, 2018 USD ($) shares	Jan. 26, 2018 Warrant $ / shares shares	Nov. 20, 2017 USD ($) shares	Jun. 30, 2017 Warrant $ / shares	Feb. 28, 2018 USD ($) $ / shares shares	Aug. 31, 2017 USD ($) Warrant $ / shares shares	Aug. 31, 2015 USD ($) shares	Aug. 31, 2016 USD ($) $ / shares shares
Related Party Transaction [Line Items]
Common stock, par value (in dollars per share) | $ / shares								$ 0.001	$ 0.001		$ 0.001
Common stock, shares authorized | shares								150,000,000	150,000,000		150,000,000
Preferred stock, par value (in dollars per share) | $ / shares								$ 0.001	$ 0.001		$ 0.001
Preferred stock, shares authorized | shares								50,000,000	50,000,000		50,000,000
Common stock, voting rights								one vote	one vote
Number of issuance of common shares | shares					99,999	25,000
Value for issuance of common shares						$ 10,000			$ 773,081
Subscription receivable											$ 600
Amount of refund common shares									(400)
Common stock price per share | $ / shares					$ 0.65		$ 1.00
Exercise price of warrants | $ / shares					1.50
Proceeds from Issuance of common stock								$ 592,137 [1]	772,681
Stock Issued During Period, Shares, Issued for Services | shares		120,000
Stock Issued During Period, Value, Issued for Services		$ 126,000							3,332
Series A Common Stock
Related Party Transaction [Line Items]
Common stock price per share | $ / shares								$ 1.50
Purchase warrants outstanding									$ 1,927,303
Warrant or right outstanding weighted average remaining life term								4 years 6 months 7 days	4 years 9 months 29 days
Exercise price of warrants | $ / shares								$ 1.16
Purchase warrants outstanding | shares								2,847,889
Warrant intrinsic value								$ 741,875
Subscription Agreement
Related Party Transaction [Line Items]
Number of issuance of common shares | shares								25,000	1,927,302
Value for issuance of common shares								$ 10,000	$ 770,921
Common stock price per share | $ / shares								$ 0.40
Subscription Agreement | Subsequent event
Related Party Transaction [Line Items]
Number of issuance of common shares | shares				23,000
Proceeds from issuance or sale of equity			$ 253,700
Common stock price per share | $ / shares			$ 0.65
Share Price | $ / shares			$ 1.50
Term of issuance of common stock			5 years
Proceeds from Issuance of common stock				$ 14,950
Subscription Agreement | Private placement
Related Party Transaction [Line Items]
Number of issuance of common shares | shares								895,587
Unit Issued Price Per Share | $ / shares								$ 0.65
Proceeds from Issuance of common stock								$ 582,136
Subscription Agreement | Series A Common Stock
Related Party Transaction [Line Items]
Exercise price of warrants | $ / shares					$ 1.50		$ 1.00		$ 1.00
Number of warrant purchase | Warrant					1		1		1
Number of purchase common stock shares | Warrant					1		1		1
Terms of common stock warrant					5 years		5 years		5 years
Subscription Agreement | Series A Common Stock | Subsequent event
Related Party Transaction [Line Items]
Number of warrant purchase | Warrant	1
Number of purchase common stock shares | Warrant	1
Terms of common stock warrant	5 years
Stock purchase agreement
Related Party Transaction [Line Items]
Common stock, par value (in dollars per share) | $ / shares									$ 0.001
Number of issuance of common shares | shares									1,760,000
Proceeds from issuance or sale of equity									$ 1,760
Number of cancelled common shares | shares									400,000
Amount of refund common shares									$ 400
Un-affiliated investors
Related Party Transaction [Line Items]
Number of issuance of common shares | shares										1,640,000
Value for issuance of common shares										$ 16,400
Subscription receivable										$ 600

[1]	Restated